42. Information related to guaranteed securities issued by subsidiaries (Details 6) - Oil And Gas Producing Activities [member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance		$ 88,190	$ 111,305	$ 65,442
Transfers by loss of control	[1]			(1,428)
Sales and transfers of oil and gas, net of production cost		(24,922)	(34,587)	(32,350)
Development cost incurred		5,666	6,826	9,946
Net change due to purchases and sales of minerals in place		(847)	(1,387)	(4,773)
Net change due to extensions, discoveries and improved recovery related costs		509	385	11,407
Revisions of previous quantity estimates		3,125	18,273	10,688
Net change in prices, transfer prices and in production costs		(54,751)	(34,259)	73,089
Changes in estimated future development costs		(4,618)	(5,265)	1,664
Accretion of discount		8,821	11,137	6,537
Net change in income taxes		24,812	15,755	(28,914)
Other - unspecified		(7)	7	(4)
Ending balance		45,979	88,190	111,305
Consolidated Entities [member] | BRAZIL
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[2]	88,121	111,121	63,687
Sales and transfers of oil and gas, net of production cost	[2]	(24,908)	(34,522)	(31,429)
Development cost incurred	[2]	5,664	6,819	9,685
Net change due to purchases and sales of minerals in place	[2]	(847)	(1,387)	(4,773)
Net change due to extensions, discoveries and improved recovery related costs	[2]	509	385	11,284
Revisions of previous quantity estimates	[2]	3,160	18,317	10,688
Net change in prices, transfer prices and in production costs	[2]	(54,606)	(34,114)	72,662
Changes in estimated future development costs	[2]	(4,716)	(5,324)	1,857
Accretion of discount	[2]	8,812	11,112	6,369
Net change in income taxes	[2]	24,788	15,714	(28,910)
Other - unspecified	[2]
Ending balance	[2]	45,978	88,121	111,121
Consolidated Entities [member] | South America [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance		69	185	126
Sales and transfers of oil and gas, net of production cost		(14)	(65)	(76)
Development cost incurred		3	6	32
Net change due to purchases and sales of minerals in place
Net change due to extensions, discoveries and improved recovery related costs				123
Revisions of previous quantity estimates		(35)	(44)
Net change in prices, transfer prices and in production costs		(145)	(145)	44
Changes in estimated future development costs		97	60	(76)
Accretion of discount		9	25	19
Net change in income taxes		24	41	(4)
Other - unspecified		(7)	7	(4)
Ending balance		1	69	185
Consolidated Entities [member] | North America [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance				1,628
Transfers by loss of control	[1]			(1,428)
Sales and transfers of oil and gas, net of production cost				(844)
Development cost incurred				229
Net change due to purchases and sales of minerals in place
Net change due to extensions, discoveries and improved recovery related costs
Revisions of previous quantity estimates
Net change in prices, transfer prices and in production costs				383
Changes in estimated future development costs				(118)
Accretion of discount				150
Net change in income taxes
Other - unspecified
Ending balance
Consolidated Entities [member] | Abroad [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance		69	185	1,755
Transfers by loss of control	[1]			(1,428)
Sales and transfers of oil and gas, net of production cost		(14)	(65)	(921)
Development cost incurred		3	6	261
Net change due to purchases and sales of minerals in place
Net change due to extensions, discoveries and improved recovery related costs				123
Revisions of previous quantity estimates		(35)	(44)
Net change in prices, transfer prices and in production costs		(145)	(145)	427
Changes in estimated future development costs		97	60	(194)
Accretion of discount		9	25	169
Net change in income taxes		24	41	(4)
Other - unspecified		(7)	7	(4)
Ending balance		1	69	185
Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Beginning balance	[3]	1,412	2,290	1,294
Transfers by loss of control	[1],[3]			1,428
Sales and transfers of oil and gas, net of production cost	[3]	(94)	(792)	(369)
Development cost incurred	[3]	57	150	252
Net change due to purchases and sales of minerals in place	[3]	(1,047)		(1,770)
Net change due to extensions, discoveries and improved recovery related costs	[3]
Revisions of previous quantity estimates	[3]	(10)	8	50
Net change in prices, transfer prices and in production costs	[3]	(375)	(505)	1,740
Changes in estimated future development costs	[3]	67	(97)	(93)
Accretion of discount	[3]	12	244	129
Net change in income taxes	[3]	51	363	(489)
Other - unspecified	[3]	1	(249)	119
Ending balance	[3]	$ 74	$ 1,412	$ 2,290

[1]	Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy'') has 80% stake and Petrobras America Inc ("PAI'') 20% stake
[2]	Includes the amount of US$ 1,770 millions related to assets classified as held for sale in 2017 (January of 2018).
[3]	Includes the amount of US$ 1,675 millions related to PO&G assets classified as held for sale in 2018. Includes the amount of US$ 1,047 millions related to PO&G assets classified as held for sale in 2019.